Other Finance Expense - Reconciliation of Total Interest Cost to Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Income Statement [Abstract]
Interest cost capitalized	$ 0		$ 0		$ 0
Interest expense	17,451	[1]	15,271	[1]	10,773	[2]
Total interest cost	$ 17,451		$ 15,271		$ 10,773

[1]	2015 and 2014 refers to the Consolidated Statements of Operations
[2]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations